                                STI CLASSIC FUNDS

       STI CLASSIC EQUITY FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 1, 2006, the benchmarks of the STI Classic Large Cap Relative Value Fund and the STI Classic Large Cap Value Equity Fund changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

      This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

      The Large Cap Relative Value Fund will continue to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

2. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

      A Medallion Signature Guarantee* by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

            -     made payable to someone other than the registered owner; or

            - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program,
(NYSE MSP). Contact your local financial adviser for further assistance.

3. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

4. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio and research management group since 1983. She has more than 22 years of investment experience.

5. All references to the Russell 2000(R) Index as the benchmark of the STI Classic Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

               STI CLASSIC BOND FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

        STI CLASSIC BOND FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

      A Medallion Signature Guarantee* by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

            -     made payable to someone other than the registered owner; or

            - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 1, 2006, the benchmarks of the STI Classic Large Cap Relative Value Fund and the STI Classic Large Cap Value Equity Fund changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

      This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

      The Large Cap Relative Value Fund will continue to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

2. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

3. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

4. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio research management group since 1983. She has more than 22 years of investment experience.

5. All references to the Russell 2000(R) Index as the benchmark of the STI Classic Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

6. Mr. Gregory Fraser has resigned as Co-Manager of the Funds effective September 2, 2005. Information regarding Mr. Fraser is deleted from the "PORTFOLIO MANAGER" section of the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

               STI CLASSIC MONEY MARKET FUNDS INSTITUTIONAL SHARES

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

              STI CLASSIC MONEY MARKET FUNDS CORPORATE TRUST SHARES

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS


      STI CLASSIC BOND AND MONEY MARKET FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 1, 2006, the benchmarks of the STI Classic Large Cap Relative Value Fund and the STI Classic Large Cap Value Equity Fund changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

      This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

      The Large Cap Relative Value Fund will continue to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

2. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

3. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

4. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio research management group since 1983. She has more than 22 years of investment experience.

5. All references to the Russell 2000(R) Index as the benchmark of the STI Classic Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

6. Mr. Gregory Fraser has resigned as Co-Manager of the Funds effective September 2, 2005. Information regarding Mr. Fraser is deleted from the "PORTFOLIO MANAGER" section of the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                           SMALL CAP VALUE EQUITY FUND

              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                            CAPITAL APPRECIATION FUND
                           SMALL CAP GROWTH STOCK FUND

              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

      1. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

            A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

                  - made payable to someone other than the registered shareholder; or

                  - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

            Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

      2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

      3. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert
            J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio research management group since 1983. She has more than 22 years of investment experience.

      4. All references to the Russell 2000(R) Index as the benchmark of the STI Classic Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

              STI CLASSIC LIFE VISION FUNDS A SHARES, B SHARES AND
                          C SHARES (FORMERLY L SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

      A Medallion Signature Guarantee* by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

            -     made payable to someone other than the registered owner; or

            - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

3. Mr. Gregory Fraser has resigned as Co-Manager of the Funds effective September 2, 2005. Information regarding Mr. Fraser is deleted from the "PORTFOLIO MANAGER" section of the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                   STI CLASSIC MONEY MARKET FUNDS A SHARES AND
                          C SHARES (FORMERLY L SHARES)

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

1. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

      A Medallion Signature Guarantee* by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

            -     made payable to someone other than the registered owner; or

            - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

2. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                    STI CLASSIC FUNDS FOR SUNTRUST 401K PLAN

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 1, 2006, the benchmarks of the STI Classic Large Cap Relative Value Fund and the STI Classic Large Cap Value Equity Fund changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

      This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

      The Large Cap Relative Value Fund will continue to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

2. The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

      A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

            -     made payable to someone other than the registered shareholder;
                  or

            - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

      Other documentation may be required depending on the registration of the account.

- MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser for further assistance.

3. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

4. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the Capital Appreciation Fund and the Balanced Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio research management group since 1983. She has more than 22 years of investment experience.

5. All references to the Russell 2000(R) Index as the benchmark of the STI Classic Small Cap Growth Stock Fund are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE